UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust

(Exact name of Registrant as specified in charter)

J. Garrett Stevens

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: December 31, 2018

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments

YieldShares

Schedule of Investments ● High Income ETF

March 31, 2018 (Unaudited)

Description	Shares	Fair Value

CLOSED-END FUNDS — 99.7%
Equity — 21.0%
Alpine Total Dynamic Dividend Fund	900,208	$8,047,859
ClearBridge Energy MLP Fund	306,920	3,864,123
Cohen & Steers Quality Income Realty Fund	658,395	7,801,981
Eaton Vance Risk-Managed Diversified Equity Income Fund	879,912	7,910,409
Eaton Vance Tax-Advantaged Dividend Income Fund	77,960	1,707,324
Liberty All Star Equity Fund	1,330,658	8,156,933
Nuveen Real Asset Income and Growth Fund	126,258	2,047,905
		39,536,534
Fixed Income — 78.7%
AllianceBernstein Global High Income Fund	271,923	3,233,164
BlackRock Corporate High Yield Fund	754,626	7,991,489
BlackRock Credit Allocation Income Trust	288,671	3,657,462
BlackRock Debt Strategies Fund	262,740	3,053,039
BlackRock Multi-Sector Income Trust	458,096	7,691,432
Blackstone/GSO Strategic Credit Fund	349,281	5,546,582
Brookfield Real Assets Income Fund	201,945	4,396,343
DoubleLine Income Solutions Fund	410,725	8,247,358
Eaton Vance Limited Duration Income Fund	614,282	7,997,952
First Trust High Income Long/Short Fund	363,367	5,468,673
Invesco Dynamic Credit Opportunities Fund	626,829	7,352,704
Invesco Senior Income Trust	602,683	2,651,805
Morgan Stanley Emerging Markets Domestic Debt Fund	1,063,488	8,316,476
NexPoint Strategic Opportunities Fund	340,420	7,822,852
Nuveen Credit Strategies Income Fund	936,091	7,432,562
PIMCO Dynamic Credit and Mortgage Income Fund	286,602	6,557,454
Prudential Global Short Duration High Yield Fund	577,820	8,020,142
Prudential Short Duration High Yield Fund	559,371	7,903,912
Wells Fargo Income Opportunities Fund	963,777	7,748,767
Western Asset Emerging Markets Debt Fund	536,834	7,800,198

Description	Shares	Fair Value
Western Asset Global High Income Fund	680,246	$6,401,115
Western Asset High Income Fund II	1,187,175	7,787,868
Western Asset High Income Opportunity Fund	1,021,933	4,915,498
		147,994,847
Total Closed-End Funds
(Cost $196,117,923)		187,531,381

Total Investments - 99.7%
(Cost $196,117,923)		$187,531,381

Percentages are based on Net Assets of $188,133,123.

MLP — Master Limited Partnership

As of March 31, 2018, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended March 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended March 31, 2018, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

YYY-QH-001-1000

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: May 29, 2018

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: May 29, 2018